Property And Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property, equipment and improvements as of December 31, 2020 consisted of the following:

Equipment	$115,888

Less: accumulated depreciation and amortization	(0)

Equipment, net	$115,888